NET LOSS PER SHARE (Details) - USD ($)		12 Months Ended
	Feb. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to Adagene Inc.'s shareholders		$ (42,397,279)	$ (16,432,308)	$ (15,266,184)
Deemed contribution from convertible redeemable preferred shareholders	$ 1,186,187			1,186,187
Accretion of convertible redeemable preferred shares to redemption value		(248,113)	(246,184)	(222,846)
Net loss attributable to ordinary shareholders		$ (42,645,392)	$ (16,678,492)	$ (14,302,843)
Weighted average number of ordinary shares used in per share calculation:
Weighted-average number of ordinary shares outstanding-basic and diluted		15,950,698	15,178,232	15,159,136
Net Loss per share-basic and diluted		$ (2.67)	$ (1.10)	$ (0.94)